PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Diversified Real Estate Activities 6.1%
Capitaland Investment Ltd. (Singapore)*	1,869,285	$4,811,571
Mitsui Fudosan Co. Ltd. (Japan)	522,791	11,263,594
Sun Hung Kai Properties Ltd. (Hong Kong)	455,532	5,570,060
		21,645,225
Diversified REITs 3.5%
Daiwa House REIT Investment Corp. (Japan)	2,510	7,480,931
Essential Properties Realty Trust, Inc.	190,661	5,062,049
		12,542,980
Health Care REITs 6.2%
Healthcare Trust of America, Inc. (Class A Stock)	129,315	4,209,203
Welltower, Inc.	205,734	17,822,737
		22,031,940
Hotel & Resort REITs 6.5%
Invincible Investment Corp. (Japan)	16,976	5,364,424
Japan Hotel REIT Investment Corp. (Japan)	7,962	3,888,923
Park Hotels & Resorts, Inc.*	333,252	6,065,186
Pebblebrook Hotel Trust	195,696	4,236,818
Xenia Hotels & Resorts, Inc.*	207,105	3,591,201
		23,146,552
Industrial REITs 16.2%
Nippon Prologis REIT, Inc. (Japan)	947	2,958,132
Prologis, Inc.	129,669	20,334,693
Rexford Industrial Realty, Inc.	231,642	16,949,245
Segro PLC (United Kingdom)	731,488	12,859,359
Summit Industrial Income REIT (Canada)	259,961	4,417,384
		57,518,813
Office REITs 1.3%
Nippon Building Fund, Inc. (Japan)	794	4,609,408
Real Estate Operating Companies 9.0%
Fastighets AB Balder (Sweden) (Class B Stock)*	58,293	3,848,818
Kojamo OYJ (Finland)	300,123	6,860,696
Pandox AB (Sweden)*	383,934	5,564,329

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies (cont’d.)
VGP NV (Belgium)	27,801	$7,898,847
Vonovia SE (Germany)	70,683	4,014,834
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	761,769	3,619,295
		31,806,819
Residential REITs 17.5%
American Homes 4 Rent (Class A Stock)	126,498	4,949,867
Camden Property Trust	86,352	13,824,092
Equity Residential	216,966	19,251,393
Essex Property Trust, Inc.	25,621	8,518,982
Ingenia Communities Group (Australia)	1,438,676	5,638,686
InterRent Real Estate Investment Trust (Canada)	415,559	5,211,038
Invitation Homes, Inc.	108,846	4,569,355
		61,963,413
Retail REITs 15.9%
Acadia Realty Trust	355,296	7,031,308
Capital & Counties Properties PLC (United Kingdom)	2,477,801	5,726,877
Kimco Realty Corp.	345,893	8,391,364
Link REIT (Hong Kong)	532,376	4,576,664
Macerich Co. (The)	406,651	6,726,007
NETSTREIT Corp.	207,829	4,696,935
Phillips Edison & Co., Inc.	116,438	3,670,126
Simon Property Group, Inc.	63,720	9,379,584
Unibail-Rodamco-Westfield (France)*	78,043	5,938,023
		56,136,888
Specialized REITs 17.1%
Big Yellow Group PLC (United Kingdom)	227,236	4,571,589
CubeSmart	128,331	6,511,515
Digital Core REIT Management Pte Ltd. (Singapore)*	3,403,791	3,982,436
EPR Properties	146,621	6,446,925
Equinix, Inc.	10,971	7,952,878
Gaming & Leisure Properties, Inc.	99,852	4,511,313
Life Storage, Inc.	147,700	19,932,115
National Storage REIT (Australia)	3,688,785	6,465,085
		60,373,856

Total Long-Term Investments (cost $322,847,919)		351,775,894

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $2,700,766)	2,700,766	$2,700,766

TOTAL INVESTMENTS 100.1% (cost $325,548,685)		354,476,660
Liabilities in excess of other assets (0.1)%		(403,054)

Net Assets 100.0%		$354,073,606

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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